SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                               October 6, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

          Re:  AllianceBernstein Cap Fund, Inc.
               -AllianceBernstein U.S. Strategic Research Portfolio File Nos. 2-29901 and 811-1716
               ------------------------------

Dear Sir or Madam:

          Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 86 under the Securities Act of 1933 and Amendment No. 65 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. (the "Company"). We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein U.S. Strategic Research Portfolio.

          Disclosure other than that described above contained in the Company's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 86.

          Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                          Sincerely,


                                          /s/ Young Seo
                                          -------------
                                              Young Seo

Attachment
cc: Kathleen K. Clarke

SK 00250 0157 1032679